International Growth and Income Fund
Investment portfolio
March 31, 2024
unaudited

Common stocks 96.24% Financials 18.29%	Shares	Value (000)
AXA SA	6,606,169	$248,129
Zurich Insurance Group AG	298,313	160,858
Edenred SA	2,284,295	121,890
Resona Holdings, Inc.[1]	18,227,400	114,424
Tokio Marine Holdings, Inc.	3,541,600	110,029
Ping An Insurance (Group) Company of China, Ltd., Class H	24,285,500	102,548
AIA Group, Ltd.	15,242,950	102,342
Société Générale	3,670,372	98,242
UniCredit SpA	2,568,671	97,477
Hiscox, Ltd.	5,915,870	92,587
KB Financial Group, Inc.	1,781,929	91,992
HDFC Bank, Ltd.	4,758,865	82,616
Hana Financial Group, Inc.	1,871,918	80,230
Deutsche Bank AG	4,745,059	74,648
Euronext NV	758,552	72,180
Skandinaviska Enskilda Banken AB, Class A	5,125,079	69,402
HSBC Holdings PLC	8,847,270	69,121
Tryg A/S	3,300,855	67,890
Banco Santander, SA	13,626,293	66,469
Grupo Financiero Banorte, SAB de CV, Series O	5,969,501	63,331
DNB Bank ASA	3,142,043	62,253
Banco Bilbao Vizcaya Argentaria, SA	4,904,531	58,415
XP, Inc., Class A	2,122,743	54,470
Bank Mandiri (Persero) Tbk PT	113,961,300	52,111
Bank Hapoalim BM	5,182,397	49,331
Aon PLC, Class A	129,598	43,249
London Stock Exchange Group PLC	353,609	42,355
Prudential PLC	4,041,235	37,898
DBS Group Holdings, Ltd.	1,419,124	37,868
Kotak Mahindra Bank, Ltd.	1,522,771	32,600
Royal Bank of Canada	318,109	32,084
HDFC Life Insurance Co., Ltd.	3,655,613	27,760
3i Group PLC	746,559	26,468
United Overseas Bank, Ltd.	1,166,400	25,319
Mediobanca SpA	1,626,971	24,240
Dai-ichi Life Holdings, Inc.	941,400	23,961
NatWest Group PLC	6,834,086	22,901
Brookfield Corp., Class A (CAD denominated)	520,281	21,771
ICICI Bank, Ltd. (ADR)	766,049	20,231
Macquarie Group, Ltd.	153,481	19,973
Canara Bank	2,810,000	19,577
Intesa Sanpaolo SpA	5,196,437	18,854
B3 SA - Brasil, Bolsa, Balcao	7,025,210	16,795
Bank Rakyat Indonesia (Persero) Tbk PT	41,770,000	15,939
Discovery, Ltd.	2,276,018	14,496
Hang Seng Bank, Ltd.	1,092,800	11,959
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banca Generali SpA	272,292	$10,816
ABN AMRO Bank NV	528,717	9,041
CaixaBank, SA, non-registered shares	1,863,397	9,032
Hong Kong Exchanges and Clearing, Ltd.	270,500	7,873
AU Small Finance Bank, Ltd.	549,500	3,723
Piraeus Financial Holdings SA2	725	3
Sberbank of Russia PJSC[3]	22,898,260	— [4]
Moscow Exchange MICEX-RTS PJSC[3]	16,180,772	— [4]
		2,839,771
Industrials 15.43%
Airbus SE, non-registered shares	1,902,179	350,346
BAE Systems PLC	14,900,515	253,796
Ryanair Holdings PLC (ADR)	887,857	129,263
ABB, Ltd.	2,630,760	122,196
SMC Corp.	201,700	113,028
CCR SA, ordinary nominative shares	37,154,931	102,381
Rheinmetall AG, non-registered shares	166,580	93,632
TFI International, Inc.	366,004	58,363
TFI International, Inc. (CAD denominated)[1]	198,145	31,597
Safran SA	371,506	84,188
RELX PLC	1,849,809	79,941
Mitsui & Co., Ltd.[1]	1,412,500	66,305
Thales SA	378,602	64,556
Alliance Global Group, Inc.	350,520,000	63,351
Siemens AG	264,120	50,424
Diploma PLC	959,374	45,069
Pluxee NV2	1,508,818	44,601
Fluidra, SA, non-registered shares	1,837,056	43,443
Canadian National Railway Co. (CAD denominated)	324,483	42,729
Epiroc AB, Class B	1,523,172	25,799
Epiroc AB, Class A	874,005	16,420
ASSA ABLOY AB, Class B	1,358,166	38,966
Caterpillar, Inc.	101,734	37,278
DSV A/S	202,293	32,829
AB Volvo, Class B	1,102,948	29,892
Hitachi, Ltd.	310,700	28,539
LIXIL Corp.[1]	2,272,155	28,173
Bunzl PLC	698,725	26,880
ITOCHU Corp.[1]	579,600	24,757
BELIMO Holding AG	48,753	23,905
SITC International Holdings Co., Ltd.	11,656,267	21,296
Techtronic Industries Co., Ltd.	1,496,826	20,291
Interpump Group SpA	401,700	19,584
Komatsu, Ltd.	649,100	18,965
Adecco Group AG	462,042	18,270
Melrose Industries PLC	2,106,163	17,890
Contemporary Amperex Technology Co., Ltd., Class A	659,181	17,344
IMCD NV	89,765	15,819
Copa Holdings, SA, Class A	145,744	15,181
Jiangsu Hengli Hydraulic Co., Ltd., Class A	2,084,800	14,460
Daikin Industries, Ltd.	92,500	12,588
Wizz Air Holdings PLC[2]	426,789	11,560
International Container Terminal Services, Inc.	1,860,620	10,525
Shenzhen Inovance Technology Co., Ltd., Class A	1,036,200	8,777
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
VAT Group AG	14,961	$7,752
InPost SA2	492,942	7,597
Aalberts NV, non-registered shares	133,695	6,432
		2,396,978
Information technology 14.10%
Taiwan Semiconductor Manufacturing Co., Ltd.	21,060,407	512,634
ASML Holding NV	402,975	387,884
MediaTek, Inc.	6,951,400	259,563
Broadcom, Inc.	137,096	181,708
Samsung Electronics Co., Ltd.	2,732,241	167,232
Tokyo Electron, Ltd.	512,602	133,992
SAP SE	524,615	102,137
Sage Group PLC (The)	4,680,799	74,764
Capgemini SE	320,955	73,858
Keyence Corp.	118,800	54,574
ASM International NV	83,534	50,999
E Ink Holdings, Inc.	5,271,000	37,716
ASMPT, Ltd.	2,960,000	37,213
Nokia Corp.	9,420,427	33,447
Fujitsu, Ltd.	1,548,000	25,463
Halma PLC	706,231	21,108
Kingdee International Software Group Co., Ltd.[2]	16,148,000	18,217
eMemory Technology, Inc.	133,000	10,348
Nomura Research Institute, Ltd.	235,400	6,598
		2,189,455
Consumer discretionary 10.16%
Industria de Diseño Textil, SA	3,467,699	174,598
Renault SA	3,362,647	169,762
LVMH Moët Hennessy-Louis Vuitton SE	161,880	145,601
Evolution AB	946,318	117,636
InterContinental Hotels Group PLC	1,039,590	108,145
Trip.com Group, Ltd. (ADR)[2]	1,746,560	76,657
Trip.com Group, Ltd.[2]	448,850	19,796
Restaurant Brands International, Inc. (CAD denominated)[1]	1,124,246	89,281
MGM China Holdings, Ltd.	52,039,200	86,966
Midea Group Co., Ltd., Class A	7,679,979	68,241
B&M European Value Retail SA	8,783,152	60,505
Prosus NV, Class N	1,865,593	58,519
Wynn Macau, Ltd.[1]	52,884,000	47,229
Bajaj Auto, Ltd.	370,651	40,655
Galaxy Entertainment Group, Ltd.	7,523,773	37,778
Nitori Holdings Co., Ltd.	202,200	31,523
Valeo SA, non-registered shares	2,222,876	27,795
Paltac Corp.	975,300	26,512
D’Ieteren Group	118,257	26,231
Sands China, Ltd.[2]	8,302,535	23,390
Amadeus IT Group SA, Class A, non-registered shares	323,353	20,736
Stellantis NV	706,847	20,090
Compagnie Financière Richemont SA, Class A	128,431	19,581
China Tourism Group Duty Free Corp., Ltd., Class A	834,867	9,867
China Tourism Group Duty Free Corp., Ltd., Class H	650,700	6,485
Entain PLC	1,500,817	15,105
H World Group, Ltd. (ADR)	334,137	12,931
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
adidas AG	38,855	$8,677
Vedant Fashions, Ltd.	624,317	6,935
Kering SA	16,772	6,629
Dixon Technologies (India), Ltd.	72,747	6,524
Suzuki Motor Corp.	356,000	4,088
Balkrishna Industries, Ltd.	113,180	3,145
		1,577,613
Consumer staples 8.64%
British American Tobacco PLC	5,950,659	180,706
Nestlé SA	1,519,937	161,373
Philip Morris International, Inc.	1,475,331	135,170
Carlsberg A/S, Class B	860,862	117,490
Arca Continental, SAB de CV	8,038,989	87,742
Pernod Ricard SA	531,948	86,055
Imperial Brands PLC	3,655,951	81,674
KT&G Corp.	1,034,405	71,842
Anheuser-Busch InBev SA/NV	997,800	60,778
Kweichow Moutai Co., Ltd., Class A	231,750	54,604
Carrefour SA, non-registered shares	3,135,922	53,708
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	22,951,294	53,290
Asahi Group Holdings, Ltd.	1,386,600	51,130
Ocado Group PLC[2]	7,404,181	42,530
L’Oréal SA, non-registered shares	83,861	39,686
Danone SA	325,861	21,055
Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,438,326	18,748
Uni-Charm Corp.	457,000	14,593
United Spirits, Ltd.	676,692	9,203
		1,341,377
Health care 8.63%
Novo Nordisk AS, Class B	3,682,645	469,422
AstraZeneca PLC	2,664,567	359,110
Sanofi	1,651,983	162,113
EssilorLuxottica SA	348,966	78,948
Roche Holding AG, nonvoting non-registered shares	289,366	73,701
Bayer AG	1,481,436	45,438
Siemens Healthineers AG	476,378	29,151
HOYA Corp.	220,200	27,260
Grifols, SA, Class B (ADR)[2]	3,991,463	26,663
Genus PLC	925,419	20,615
Argenx SE (ADR)[2]	43,698	17,205
WuXi Biologics (Cayman), Inc.[2]	5,202,000	9,504
Hypera SA, ordinary nominative shares	1,258,800	8,265
BeiGene, Ltd. (ADR)[2]	51,067	7,986
Max Healthcare Institute, Ltd.	424,415	4,172
Euroapi SA2	42,678	129
		1,339,682
Communication services 6.70%
Publicis Groupe SA	1,879,705	204,921
Koninklijke KPN NV	52,559,375	196,535
Nippon Telegraph and Telephone Corp.	80,824,600	95,999
Tencent Holdings, Ltd.	2,431,600	94,382
Telefónica, SA, non-registered shares	17,828,753	78,650
International Growth and Income Fund — Page 4 of 9

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
América Móvil, SAB de CV, Class B (ADR)	4,084,395	$76,215
Singapore Telecommunications, Ltd.	27,028,400	50,644
Universal Music Group NV	1,529,408	46,002
MTN Group, Ltd.	8,386,050	41,505
BT Group PLC	29,775,744	41,208
KANZHUN, Ltd., Class A (ADR)	1,500,077	26,297
Vodafone Group PLC	28,836,119	25,644
Deutsche Telekom AG	810,754	19,680
Nippon Television Holdings, Inc.	1,015,300	15,557
Nintendo Co., Ltd.	267,900	14,505
NetEase, Inc.	645,300	13,422
		1,041,166
Energy 5.29%
TotalEnergies SE	4,725,770	323,595
BP PLC	15,762,483	98,618
TC Energy Corp. (CAD denominated)[1]	2,179,608	87,599
Canadian Natural Resources, Ltd. (CAD denominated)	1,113,254	84,923
Cameco Corp. (CAD denominated)	1,671,582	72,365
Gaztransport & Technigaz SA	208,954	31,222
Schlumberger NV	534,233	29,281
Saudi Arabian Oil Co.	3,477,171	28,602
Woodside Energy Group, Ltd.	1,428,266	28,387
Aker BP ASA	810,154	20,134
Tourmaline Oil Corp.	352,079	16,461
Gazprom PJSC[2,3]	33,392,872	— [4]
Sovcomflot PAO[3]	16,933,870	— [4]
LUKOIL Oil Co. PJSC[3]	476,875	— [4]
		821,187
Materials 4.79%
Vale SA, ordinary nominative shares	5,272,472	63,948
Vale SA (ADR), ordinary nominative shares	3,672,967	44,773
Linde PLC	194,793	90,446
Rio Tinto PLC	908,875	57,552
Glencore PLC	9,279,801	50,984
Barrick Gold Corp.	3,050,899	50,767
Newmont Corp.	1,335,490	47,864
Air Liquide SA	218,000	45,354
Holcim, Ltd.	390,059	35,319
Nutrien, Ltd. (CAD denominated)[1]	641,441	34,848
Asahi Kasei Corp.	4,452,925	32,710
Fortescue, Ltd.	1,903,330	31,876
Freeport-McMoRan, Inc.	605,527	28,472
Shin-Etsu Chemical Co., Ltd.	607,700	26,431
Grupo México, SAB de CV, Series B	4,391,941	25,924
Sika AG	79,055	23,545
DSM-Firmenich AG	150,317	17,093
Franco-Nevada Corp.	130,312	15,527
Givaudan SA	3,286	14,633
Fresnillo PLC	1,057,306	6,271
Alrosa PJSC[3]	3,661,021	— [4]
		744,337
International Growth and Income Fund — Page 5 of 9

unaudited
Common stocks (continued) Utilities 2.43%	Shares	Value (000)
Engie SA	6,972,434	$116,669
ENN Energy Holdings, Ltd.	7,709,501	59,396
SSE PLC	2,465,298	51,341
Brookfield Infrastructure Partners, LP	1,633,760	51,019
Iberdrola, SA, non-registered shares	3,092,193	38,347
National Grid PLC	2,513,698	33,821
Veolia Environnement SA	810,950	26,361
		376,954
Real estate 1.78%
CK Asset Holdings, Ltd.	16,152,120	66,450
Mitsubishi Estate Co., Ltd.	3,006,900	55,309
Prologis Property Mexico, SA de CV, REIT	12,583,539	55,074
Embassy Office Parks REIT	7,113,608	31,525
Link REIT	5,808,725	24,973
Longfor Group Holdings, Ltd.	16,440,601	23,232
KE Holdings, Inc., Class A (ADR)	1,469,734	20,180
		276,743
Total common stocks (cost: $11,276,791,000)		14,945,263
Preferred securities 0.17% Information technology 0.09%
Samsung Electronics Co., Ltd., nonvoting preferred shares	283,202	14,305
Materials 0.08%
Gerdau SA, preferred nominative shares	2,869,272	12,700
Total preferred securities (cost: $15,662,000)		27,005
Short-term securities 5.23% Money market investments 4.51%
Capital Group Central Cash Fund 5.37%[5,6]	7,003,482	700,068
Money market investments purchased with collateral from securities on loan 0.72%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%[5,7]	16,600,000	16,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.20%[5,7]	15,500,000	15,500
Capital Group Central Cash Fund 5.37%[5,6,7]	131,339	13,129
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[5,7]	12,824,137	12,824
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[5,7]	12,200,000	12,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.20%[5,7]	11,100,000	11,100
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[5,7]	11,100,000	11,100
International Growth and Income Fund — Page 6 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.20%[5,7]	11,100,000	$11,100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.26%[5,7]	7,700,000	7,700
		111,253
Total short-term securities (cost: $811,602,000)		811,321
Total investment securities 101.64% (cost: $12,104,055,000)		15,783,589
Other assets less liabilities (1.64)%		(254,319)
Net assets 100.00%		$15,529,270
Investments in affiliates6

	Value at 7/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.59%
Money market investments 4.51%
Capital Group Central Cash Fund 5.37%[5]	$677,360	$1,776,691	$1,753,651	$113	$(445)	$700,068	$24,698
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 5.37%[5,7]	39,941		26,812 [8]			13,129	— [9]
Total 4.59%				$113	$(445)	$713,197	$24,698

[1]	All or a portion of this security was on loan. The total value of all such securities was $176,284,000, which represented 1.14% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 3/31/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
International Growth and Income Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
International Growth and Income Fund — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$2,839,771	$—	$— *	$2,839,771
Industrials	2,396,978	—	—	2,396,978
Information technology	2,189,455	—	—	2,189,455
Consumer discretionary	1,577,613	—	—	1,577,613
Consumer staples	1,341,377	—	—	1,341,377
Health care	1,339,682	—	—	1,339,682
Communication services	1,041,166	—	—	1,041,166
Energy	821,187	—	— *	821,187
Materials	744,337	—	— *	744,337
Utilities	376,954	—	—	376,954
Real estate	276,743	—	—	276,743
Preferred securities	27,005	—	—	27,005
Short-term securities	811,321	—	—	811,321
Total	$15,783,589	$—	$— *	$15,783,589
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-034-0524O-S96474
International Growth and Income Fund — Page 9 of 9